SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Details 2) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	34,513,646	35,022,043		44,770,764
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,158,500	5,956,833		6,083,333
Restricted Stock Units (employees/directors) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,999	149,584		1,869,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,249,152	1,068,305		0
Stock Purchase Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,523,045 [1]	12,392,776	[1]	24,383,161
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0		3,423,233
Convertible Bridge Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0		5,900,004
Conversion Of Term Loans [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	13,572,950	0
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0		3,112,033
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	15,454,545		0

[1]	Exclude 3,522,735 warrants exercisable at $0.01 per share as of December 31, 2016. There were no warrants exercisable at $0.01 per share as of June 30, 2017.